Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future minimum lease payments
Future minimum lease payments due in each of the following fiscal years under the terms of the leases are as follows
(in thousands)
:

2021	$1,891
2022	1,749
2023	1,599
2024	1,250
2025	632
Thereafter	—

Total	$7,121

Schedule of Future Sublease Income
Future sublease income in each of the following fiscal years under the terms of the subleases are as follows
(in thousands)
:

2021	$588
2022	981
2023	1,000
2024	1,019
2025	516
Thereafter	—

Total	$4,104